Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
inventory (in Dollars)		$ 4,008,858
Percentage of customer product warrant		0.40%
Contract liabilities (in Dollars)	$ 530,817	$ 4,913,175
Recognized tax benefit rate		50.00%
Cash and restricted cash (in Dollars)	18,997,493	$ 44,386,823	$ 1,045,240	$ 2,065,448
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities (in Dollars)	$ 28,815,934	$ 9,137,458
Customer Concentration Risk [Member] | One Customer [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		81.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		47.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		43.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	30.00%	18.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		55.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Inventories [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		50.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Inventories [Member] | One Third Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		27.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Inventories [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		100.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		35.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Property, Plant and Equipment [Member] | Two Third Party Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		20.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	15.00%	16.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		16.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		17.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Property, Plant and Equipment [Member] | Four Third Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		17.00%
Customer Concentration Risk [Member] | Three Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	12.00%	14.00%
Customer Concentration Risk [Member] | Three Suppliers [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		16.00%
Customer Concentration Risk [Member] | Four Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%
Customer Concentration Risk [Member] | Four Supplier [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage		13.00%